Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets net - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortizable intangible assets:
Amortizable intangible assets	$ 23,993	$ 23,993	$ 41,543
Less: Accumulated amortization
Accumulated amortization	(7,654)	(7,114)	(7,974)
Amortizable intangible assets, net	16,339	16,879	33,569
Non-amortized intangible assets
Acquired IPR&D product rights	$ 108,500	$ 108,500	237,900
Estimated Useful Lives	indefinite	indefinite
Total	$ 124,839	$ 125,379	271,469
Developed technology [Member]
Amortizable intangible assets:
Amortizable intangible assets	16,810	16,810	16,810
Less: Accumulated amortization
Accumulated amortization	$ (4,492)	$ (4,203)	(3,030)
Developed technology [Member] | Minimum [Member]
Amortizable intangible assets:
Estimated Useful Lives	11 years	11 years
Developed technology [Member] | Maximum [Member]
Amortizable intangible assets:
Estimated Useful Lives	16 years	16 years
Customer relationships [Member]
Amortizable intangible assets:
Amortizable intangible assets	$ 2,413	$ 2,413	2,413
Estimated Useful Lives	10 years	10 years
Less: Accumulated amortization
Accumulated amortization	$ (971)	$ (906)	(641)
Trade names & trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets	570	570	570
Less: Accumulated amortization
Accumulated amortization	$ (178)	$ (165)	(107)
Trade names & trademarks [Member] | Minimum [Member]
Amortizable intangible assets:
Estimated Useful Lives	10 years	10 years
Trade names & trademarks [Member] | Maximum [Member]
Amortizable intangible assets:
Estimated Useful Lives	13 years	13 years
Reacquired rights [Member]
Amortizable intangible assets:
Amortizable intangible assets	$ 4,200	$ 4,200	4,200
Estimated Useful Lives	6 years	6 years
Less: Accumulated amortization
Accumulated amortization	$ (2,013)	$ (1,840)	(1,108)
Composite assets [Member]
Amortizable intangible assets:
Amortizable intangible assets			17,550
Less: Accumulated amortization
Accumulated amortization			$ (3,088)
Composite assets [Member] | Minimum [Member]
Amortizable intangible assets:
Estimated Useful Lives		9 years
Composite assets [Member] | Maximum [Member]
Amortizable intangible assets:
Estimated Useful Lives		10 years